Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long Term Debt

Long term debt is summarized as follows:

	December 31, 2013	December 31, 2012
Credit facility, at US Dollar LIBOR + 3.50% to 3.75%	$366,366	$425,676
Less current instalments of long term debt	(50,110)	(50,572)

	$316,256	$375,104

The estimated repayments in each of the relevant periods are as follows:

Year ending December 31,

2014	$50,110
2015	43,761
2016	272,495

$366,366